Debt, cash and cash equivalents - Summary of Reconciliation of Carrying Amount to Value on Redemption (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[2]
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	€ 20,131	€ 22,007	€ 14,326	[1]
Short-term debt and current portion of long-term debt	4,554	2,633	1,275	[1]
Interest rate and currency derivatives used to manage debt	(117)	(54)	(133)
Total debt	24,568	24,586	15,468
Cash and cash equivalents	(9,427)	(6,925)	(10,315)	[2],[3]	€ (10,273)
Interest rate and currency derivatives used to manage cash and cash equivalents	(34)	(33)	8
Net debt	15,107	17,628	5,161
Amortized cost
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	101
Short-term debt and current portion of long-term debt	0
Interest rate and currency derivatives used to manage debt	0
Total debt	101
Cash and cash equivalents	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0
Net debt	101
Adjustment to debt measured at fair value
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	(52)
Short-term debt and current portion of long-term debt	(1)
Interest rate and currency derivatives used to manage debt	31
Total debt	(22)
Cash and cash equivalents	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0
Net debt	(22)
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	20,180	22,071	14,309
Short-term debt and current portion of long-term debt	4,553	2,613	1,275
Interest rate and currency derivatives used to manage debt	(86)	(12)	(83)
Total debt	24,647	24,672	15,501
Cash and cash equivalents	(9,427)	(6,925)	(10,315)
Interest rate and currency derivatives used to manage cash and cash equivalents	(34)	(33)	8
Net debt	€ 15,186	€ 17,714	€ 5,194

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[3]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).